Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable And Accrued Liabilities

11.Accounts Payable and Accrued Liabilities

As at December 31	2013	2012

Trade Payables	$265	$417
Capital Accruals	398	415
Royalty and Production Accruals	473	497
Other Accruals	514	490
Interest Payable	111	117
Outstanding Disbursements	2	27
Current Portion of Capital Lease Obligations (See Note 13)	66	7
Current Portion of Asset Retirement Obligation (See Note 14)	66	33
	$1,895	$2,003

Payables and accruals are non-interest bearing.  Interest payable represents amounts accrued related to Encana’s unsecured notes as disclosed in Note 12.